Employee Benefits (Summary of Plan Asset Allocation) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Society [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%
Society [member] | Fair Value Quoted [Member]
Disclosure of fair value of plan assets [line items]
Debt	$ 0	$ 0
Equity	124	104
Alternative investments	0	0
Other	0	0
Total	124	104
Society [member] | Fair Value Unquoted [Member]
Disclosure of fair value of plan assets [line items]
Debt	4,172	4,245
Equity	297	194
Alternative investments	1,312	1,458
Other	218	86
Total	$ 5,999	$ 5,983
Society [member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	71.00%	71.00%
Society [member] | Debt securities [member] | Bottom of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	60.00%	6000000000.00%
Society [member] | Debt securities [member] | Top of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	90.00%	90.00%
Society [member] | Equity securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	7.00%	5.00%
Society [member] | Equity securities [member] | Bottom of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	0.00%
Society [member] | Equity securities [member] | Top of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	21.00%	21.00%
Society [member] | Investment funds [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	22.00%	24.00%
Society [member] | Investment funds [member] | Bottom of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	0.00%
Society [member] | Investment funds [member] | Top of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	29.00%	29.00%
TD Pension Plan [Member]
Disclosure of fair value of plan assets [line items]
Percentage of total	100.00%	100.00%
TD Pension Plan [Member] | Fair Value Quoted [Member]
Disclosure of fair value of plan assets [line items]
Debt	$ 0	$ 0
Equity	65	54
Alternative investments	0	0
Other	0	0
Total	65	54
TD Pension Plan [Member] | Fair Value Unquoted [Member]
Disclosure of fair value of plan assets [line items]
Debt	2,245	2,106
Equity	238	106
Alternative investments	894	877
Other	307	188
Total	$ 3,684	$ 3,277
TD Pension Plan [Member] | Debt securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	65.00%	67.00%
TD Pension Plan [Member] | Debt securities [member] | Bottom of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	55.00%	55.00%
TD Pension Plan [Member] | Debt securities [member] | Top of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	75.00%	75.00%
TD Pension Plan [Member] | Equity securities [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	9.00%	5.00%
TD Pension Plan [Member] | Equity securities [member] | Bottom of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	0.00%	0.00%
TD Pension Plan [Member] | Equity securities [member] | Top of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	30.00%	30.00%
TD Pension Plan [Member] | Investment funds [member]
Disclosure of fair value of plan assets [line items]
Percentage of total	26.00%	28.00%
TD Pension Plan [Member] | Investment funds [member] | Bottom of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	5.00%	5.00%
TD Pension Plan [Member] | Investment funds [member] | Top of range [member]
Disclosure of fair value of plan assets [line items]
Acceptable range	38.00%	38.00%